Investments - Balance of Investments (Details) - Griffin Capital Essential Asset REIT, Inc. [Member] - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest						$ 500,000
Investments [Roll Forward]
Balance as of December 31, 2017				$ 37,114,000	$ 46,313,000	46,313,000
Initial contribution				3,266,000	0	0	$ 18,129,000	$ 0
Net loss		$ (579,000)	$ (517,000)	(1,617,000)	(1,511,000)	(2,065,000)	(1,640,000)	(1,475,000)
Distributions				(5,627,000)
Other comprehensive income		(12,000)	$ 311,000	224,000	489,000	465,000	241,000	$ (189,000)
Balance as of September 30, 2018		33,360,000		33,360,000		37,114,000	46,313,000
Digital Realty Joint Venture
Schedule of Equity Method Investments [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest						465,000
Investments [Roll Forward]
Balance as of December 31, 2017				37,114,000	$ 46,313,000	46,313,000
Initial contribution				0
Net loss				(1,617,000)		(2,065,000)
Distributions				(5,627,000)		(7,599,000)
Other comprehensive income				224,000
Balance as of September 30, 2018		30,094,000		30,094,000		37,114,000	$ 46,313,000
Heritage Common X
Investments [Roll Forward]
Balance as of December 31, 2017				0
Initial contribution	$ 3,100,000			3,266,000
Net loss				0
Distributions				0
Other comprehensive income				0
Balance as of September 30, 2018		$ 3,266,000		$ 3,266,000		$ 0